Employee benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	9,337	8,914	214	219
Service cost	242	210	2	2
Interest cost	402	389	12	12
Contributions by plan participants	76	58	—	—
Benefit payments	(549)	(571)	(16)	(13)
Benefit obligations of businesses disposed and acquired	20	—	39	—
Actuarial (gain) loss	472	168	9	(6)
Plan amendments and other	5	16	—	(1)
Exchange rate differences	(188)	153	—	1

Benefit obligation at December 31,	9,817	9,337	260	214

Fair value of plan assets at January 1,	9,010	8,149	—	—
Actual return on plan assets	155	636	—	—
Contributions by employer	305	567	16	13
Contributions by plan participants	76	58	—	—
Benefit payments	(549)	(571)	(16)	(13)
Plan assets of businesses disposed and acquired	18	—	—	—
Plan amendments and other	(6)	(12)	—	—
Exchange rate differences	(142)	183	—	—

Fair value of plan assets at December 31,	8,867	9,010	—	—

Funded status—underfunded	950	327	260	214

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2011	2010	2009	2011	2010	2009
($ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	—	(1)	(2)
Net actuarial loss	(1,826)	(1,135)	(1,313)	(71)	(65)	(77)
Prior service cost	(34)	(43)	(40)	42	51	61

Amount recognized in OCI(1) and NCI(2)	(1,860)	(1,178)	(1,353)	(29)	(15)	(18)
Taxes associated with amount recognized in OCI(1) and NCI(2)	415	270	301	—	—	—

Total amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,445)	(908)	(1,052)	(29)	(15)	(18)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(2) million, $(5) million and $(2) million at December 31, 2011, 2010 and 2009, respectively.

Defined benefit plan, funded status

	December 31,
	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(138)	(172)	—	—
Underfunded plans—current	25	26	18	16
Underfunded plans—non-current	1,063	473	242	198

Funded status	950	327	260	214

Defined benefit plan, Non-current assets

	December 31,
($ in millions)	2011	2010
Non-current assets
Overfunded pension plans	(138)	(172)
Other employee-related benefits	(1)	(1)

Prepaid pension and other employee benefits	(139)	(173)

Defined benefit plan, Current liabilities

	December 31,
($ in millions)	2011	2010
Current liabilities
Underfunded pension plans	25	26
Underfunded other benefit plans	18	16
Other employee-related benefits	33	26

Pension and other employee benefits (Note 13)	76	68

Defined benefit plan, Non-current liabilities

	December 31,
($ in millions)	2011	2010
Non-current liabilities
Underfunded pension plans	1,063	473
Underfunded other benefit plans	242	198
Other employee-related benefits	182	160

Pension and other employee benefits	1,487	831

Difference of PBO and fair value of plan assets

	December 31,
	2011			2010
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	7,353	6,265	1,088	3,901	3,402	499
Assets exceed PBO	2,464	2,602	(138)	5,436	5,608	(172)

Total	9,817	8,867	950	9,337	9,010	327

Difference of ABO and fair value of plan assets

	December 31,
	2011			2010
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	5,747	4,839	908	2,080	1,725	355
Assets exceed ABO	3,765	4,028	(263)	6,944	7,285	(341)

Total	9,512	8,867	645	9,024	9,010	14

Component of net periodic benefit cost

	2011	2010	2009	2011	2010	2009
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	242	210	154	2	2	2
Interest cost	402	389	432	12	12	13
Expected return on plan assets	(507)	(422)	(384)	—	—	—
Amortization of transition liability	—	—	—	1	1	1
Amortization of prior service cost	44	26	13	(9)	(9)	(11)
Amortization of net actuarial loss	52	71	71	3	5	6
Curtailments, settlements and special termination benefits	3	8	2	—	—	(8)

Net periodic benefit cost	236	282	288	9	11	3

Weighted-average assumptions, Benefit obligation

	December 31,
	2011	2010	2011	2010
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.91	4.29	4.07	5.03
Rate of compensation increase	1.62	2.05	—	—
Pension increase assumption	0.97	1.06	—	—

Weighted-average assumptions, Net periodic benefit cost

	2011	2010	2009	2011	2010	2009
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	4.29	4.66	5.63	5.03	5.54	6.30
Expected long-term rate of return on plan assets	5.45	5.44	5.47	—	—	—
Rate of compensation increase	2.05	2.13	2.22	—	—	—

Health care cost trend assumptions

	December 31,
	2011	2010
Health care cost trend rate assumed for next year	8.84%	7.93%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2017

One-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2011:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Target asset allocation on weighted-average basis

Target percentage
Asset Class
Cash and equivalents	5
Global equities	20
Emerging markets equities	3
Global fixed income	54
Emerging markets fixed income	4
Insurance contracts	1
Private equity	2
Hedge funds	1
Real estate	9
Commodities	1

100

Fair value of pension plan assets by asset category

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	56	365	—	421
Global equities	1,717	76	—	1,793
Emerging markets equities	311	—	—	311
Global fixed income	1,921	2,838	—	4,759
Emerging markets fixed income	—	398	—	398
Insurance contracts	—	37	—	37
Private equity	—	—	177	177
Hedge funds	—	—	113	113
Real estate	73	—	741	814
Commodities	44	—	—	44

Total	4,122	3,714	1,031	8,867

	December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	39	372	—	411
Global equities	2,301	77	—	2,378
Emerging markets equities	350	—	—	350
Global fixed income	1,790	2,643	—	4,433
Emerging markets fixed income	—	290	—	290
Insurance contracts	—	23	—	23
Private equity	1	26	156	183
Hedge funds	2	—	136	138
Real estate	79	—	696	775
Commodities	29	—	—	29

Total	4,591	3,431	988	9,010

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

($ in millions)	Private equity	Hedge funds	Real estate	Total Level 3
Balance at January 1, 2010	149	127	621	897
Return on plan assets:
Assets still held at December 31, 2010	21	4	9	34
Assets sold during the year	(5)	(4)	—	(9)
Purchases (sales)	(12)	—	5	(7)
Transfers into Level 3	—	—	—	—
Exchange rate differences	3	9	61	73

Balance at December 31, 2010	156	136	696	988

Return on plan assets:
Assets still held at December 31, 2011	(3)	(4)	12	5
Assets sold during the year	22	(6)	7	23
Purchases (sales)	(27)	(14)	32	(9)
Transfers into Level 3	29	—	2	31
Exchange rate differences	—	1	(8)	(7)

Balance at December 31, 2011	177	113	741	1,031

Schedule of employer contributions to pension and other postretirement benefit plans

	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	305	567	16	13
Of which, discretionary contributions to defined benefit pension plans	36	331	—	—

Expected future cash flows of pension and postretirement benefit plans

The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2011 are as follows:

		Other postretirement benefits
($ in millions)	Pension benefits	Benefit payments	Medicare subsidies
2012	609	19	(1)
2013	614	20	(1)
2014	594	20	(1)
2015	586	20	(1)
2016	593	20	(1)
Years 2017 - 2021	2,892	100	(7)